Initial Public Offering (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 02, 2021	Dec. 31, 2021	Dec. 31, 2022
IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued	28,750,000
Price per share (in Dollars per share)	$ 10
Number of units issued (in Dollars)	$ 287,500,000
Offering costs (in Dollars)	16,400,000	$ 590,000	$ 16,400,000
Deferred underwriting commissions (in Dollars)	$ 10,100,000		10,100,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued	3,750,000
Deferred underwriting commissions (in Dollars)			$ 10,100,000
Public Warrants [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	one-third
Number of shares issuable per warrant	1
Exercise price of warrants (in Dollars per share)	$ 11.5